UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)		Value

ARES CLO Funds, Series 2005- 10A, Class B, 0.68%, 9/18/17 (b)	USD	1,250	$1,025,000
Goldentree Loan Opportunities III Ltd., Series 2007-3X, Class B, 0.94%, 5/01/22		1,335	1,021,275
LCM LP, Series 8A, Class C, 3.29%, 1/14/21 (b)		2,850	2,694,675

Total Asset-Backed Securities – 1.1%			4,740,950

Common Stocks (c)	Shares

Building Products — 0.3%
Masonite Worldwide Holdings		32,730	1,211,010
Nortek, Inc.		2,970	121,770

			1,332,780

Chemicals — 0.1%
GEO Specialty Chemicals, Inc.		339,340	130,272
LyondellBasell Industries NV, Class B		8,315	242,798
Wellman Holdings, Inc.		5,373	269

			373,339

Containers & Packaging — 0.1%
Smurfit Kappa Plc		36,342	320,308

Electrical Equipment — 0.0%
Medis Technologies Ltd.		286,757	5,735

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.		2,753	10,048
HRP Corp., Class B (b)(d)		5,000	50

			10,098

Metals & Mining — 0.1%
Euramax International		2,337	707,033

Paper & Forest Products — 1.2%
Ainsworth Lumber Co. Ltd.		770,419	1,891,243
Ainsworth Lumber Co. Ltd. (b)		1,335,501	3,278,420
Western Forest Products, Inc. (b)		211,149	104,901

			5,274,564

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp., Class B		4,892	56,136

Common Stocks (c)	Shares		Value

Software — 0.2%
Bankruptcy Management Solutions, Inc.	USD	1,870	$935
HMH Holdings/EduMedia		163,184	815,919

			816,854

Specialty Retail — 0.0%
Movie Gallery, Inc.		503,737	1,008

Total Common Stocks – 2.0%			8,897,855

Corporate Bonds	Par (000)

Aerospace & Defense — 0.7%
Bombardier, Inc., 7.75%, 3/15/20 (b)		1,750	1,881,250
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,160	1,294,850

			3,176,100

Airlines — 0.7%
Air Canada, 9.25%, 8/01/15 (b)		1,250	1,306,250
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		950	1,033,385
United Air Lines, Inc., 12.75%, 7/15/12		792	889,420

			3,229,055

Auto Components — 1.3%
Icahn Enterprises LP:
7.75%, 1/15/16		320	318,400
8.00%, 1/15/18		5,260	5,220,550
Venture Holdings Co. LLC (c)(e):
12.00%, 6/01/09		4,450	—
Series B, 9.50%, 7/01/05		1,800	180

			5,539,130

Beverages — 0.1%
Crown European Holdings SA, 7.13%, 8/15/18 (b)	EUR	410	544,172

Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	442	446,692

Building Products — 4.2%
Associated Materials LLC, 9.13%, 11/01/17 (b)		810	826,200
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		1,300	1,339,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Building Products (concluded)
CPG International I, Inc.:
7.50%, 7/01/12 (a)	USD	7,500	$7,453,125
10.50%, 7/01/13		1,300	1,321,125
Momentive Performance Materials, Inc., 9.00%, 1/15/21 (b)		1,700	1,691,500
Nortek, Inc.:
11.00%, 12/01/13		2,983	3,139,817
10.00%, 12/01/18 (b)		1,730	1,730,000
Ply Gem Industries, Inc., 11.75%, 6/15/13		1,050	1,113,000

			18,613,767

Capital Markets — 0.3%
E*Trade Financial Corp., 4.01%, 8/31/19 (b)(f)(g)		593	845,766
KKR Group Finance Co., 6.38%, 9/29/20 (b)		540	548,999

			1,394,765

Chemicals — 3.0%
American Pacific Corp., 9.00%, 2/01/15		1,490	1,491,862
CF Industries, Inc., 6.88%, 5/01/18		1,475	1,618,812
GEO Specialty Chemicals, Inc. (b):
7.50%, 3/31/15 (d)(g)		4,171	2,711,012
10.00%, 3/31/15		4,106	2,668,640
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		455	468,650
9.00%, 11/15/20 (b)		605	600,463
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)		465	500,456
Wellman Holdings, Inc., Subordinate Note (g):
(Second Lien), 10.00%, 1/29/19 (b)		2,978	2,590,860
(Third Lien), 5.00%, 1/29/19 (d)		978	381,332

			13,032,087

Commercial Banks — 2.2%
CIT Group, Inc.:
7.00%, 5/01/16		2,235	2,195,887
7.00%, 5/01/17		7,200	7,020,000
Glitnir Banki HF (c)(e):
4.76%, 4/20/10 (b)		184	55,660
6.38%, 9/25/12 (b)		1,115	337,288
Series EMTN, 5.07%, 1/27/10 EUR		50	19,471
Series EMTN, 3.00%, 6/30/10		75	29,206
Series GMTN, 4.38%, 2/05/10		85	33,100

			9,690,612

Commercial Services & Supplies — 1.5%
ACCO Brands Corp., 10.63%, 3/15/15	USD	660	734,250
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		505	511,313
The Geo Group, Inc., 7.75%, 10/15/17		850	901,000
Mobile Mini, Inc., 7.88%, 12/01/20 (b)		375	383,906

Corporate Bonds	Par (000)		Value

Commercial Services & Supplies (concluded)
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)	USD	970	$1,071,850
West Corp. (b):
8.63%, 10/01/18		2,270	2,360,800
7.88%, 1/15/19		635	627,062

			6,590,181

Consumer Finance — 1.0%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		570	595,650
Ford Motor Credit Co. LLC:
3.04%, 1/13/12 (a)		2,680	2,680,000
6.63%, 8/15/17		900	927,649

			4,203,299

Containers & Packaging — 2.7%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	485	620,108
Ball Corp., 6.75%, 9/15/20	USD	625	665,625
Berry Plastics Corp.:
8.25%, 11/15/15		2,100	2,184,000
9.75%, 1/15/21 (b)		1,145	1,096,337
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	260	330,742
Crown Americas LLC, 7.63%, 5/15/17	USD	710	766,800
Graphic Packaging International, Inc., 9.50%, 6/15/17		975	1,057,875
Smurfit Kappa Acquisitions:
7.25%, 11/15/17 (b)	EUR	830	1,088,150
7.75%, 11/15/19		2,300	3,067,602
7.75%, 11/15/19 (b)		785	1,046,986

			11,924,225

Diversified Financial Services — 3.3%
Ally Financial Inc.:
5.38%, 6/06/11		436	565,947
7.50%, 12/31/13	USD	90	94,725
8.30%, 2/12/15		1,700	1,789,250
8.00%, 3/15/20 (b)		200	206,000
7.50%, 9/15/20 (b)		5,450	5,341,000
8.00%, 11/01/31		1,350	1,397,250
Archimedes Funding III Ltd., 5.50%, 11/29/11 (b)		3,734	1,717,492
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		665	693,263
Preferred Term Securities VI, Ltd. (b)(c)		35	1,750
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		1,445	1,506,413
Reynolds Group Issuer, Inc. (b):
7.75%, 10/15/16	EUR	650	869,040
7.13%, 4/15/19	USD	480	488,400

			14,670,530

Diversified Telecommunication Services — 2.0%
Frontier Communications Corp., 8.25%, 4/15/17		1,076	1,183,600
ITC Deltacom, Inc., 10.50%, 4/01/16		1,260	1,351,350

2	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Telecommunication Services (concluded)
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)	USD	390	$415,350
Qwest Corp., 8.38%, 5/01/16		4,000	4,800,000
tw telecom holdings, Inc., 8.00%, 3/01/18		920	970,600

			8,720,900

Electronic Equipment, Instruments & Components — 0.0%
Muzak Holdings, LLC, 13.00%, 3/15/10 (c)(e)		2,675	268

Energy Equipment & Services — 0.5%
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15		1,385	1,419,625
Frac Tech Services LLC, 7.13%, 11/15/18 (b)		895	888,287

			2,307,912

Food & Staples Retailing — 0.4%
Rite Aid Corp., 9.75%, 6/12/16		1,590	1,707,263

Food Products — 0.4%
B&G Foods, Inc., 7.63%, 1/15/18		900	932,625
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		840	949,200

			1,881,825

Health Care Equipment & Supplies — 0.3%
DJO Finance LLC, 10.88%, 11/15/14		1,345	1,466,050

Health Care Providers & Services — 1.2%
American Renal Holdings, 8.38%, 5/15/18 (b)		470	486,450
inVentiv Health Inc., 10.00%, 8/15/18 (b)		405	397,912
Tenet Healthcare Corp.:
9.00%, 5/01/15		680	729,300
8.88%, 7/01/19		3,280	3,493,200

			5,106,862

Health Care Technology — 0.9%
IMS Health, Inc., 12.50%, 3/01/18 (b)		2,980	3,471,700
MedAssets, Inc., 8.00%, 11/15/18 (b)		270	272,025

			3,743,725

Hotels, Restaurants & Leisure — 1.3%
Diamond Resorts Corp., 12.00%, 8/15/18 (b)		1,040	1,060,800
Dunkin Finance Corp., 9.63%, 12/01/18 (b)		205	206,281
HRP Myrtle Beach Holdings LLC, 14.68%, 4/01/14 (b)(c)(e)(f)		6,891	689

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure (concluded)
HRP Myrtle Beach Operations LLC (b)(c)(e):
0.00%, 4/01/12	USD	5,000	$500
0.00%, 4/01/13		5,000	500
Harrah’s Operating Co., Inc., 10.00%, 12/15/18		475	401,375
Little Traverse Bay Bands of Odawa Indians., 9.00%, 8/31/20 (b)		839	692,175
MGM Resorts International, 11.13%, 11/15/17		1,340	1,514,200
Marina District Finance Co., Inc., 9.88%, 8/15/18 (b)		85	81,388
Travelport LLC, 4.92%, 9/01/14 (a)		2,160	1,954,800
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (c)(e)		530	1,272

			5,913,980

Household Durables — 1.0%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,700	1,946,500
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16		1,695	1,714,069
Standard Pacific Corp.:
6.25%, 4/01/14		315	327,600
7.00%, 8/15/15		600	618,000

			4,606,169

IT Services — 0.3%
First Data Corp., 10.55%, 9/24/15 (d)		1,360	1,148,710

Independent Power Producers & Energy Traders — 3.1%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,750	1,841,875
Calpine Corp., 7.50%, 2/15/21 (b)		945	928,463
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)		3,190	3,263,861
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		1,490	1,528,224
NRG Energy, Inc.:
7.25%, 2/01/14		2,385	2,432,700
7.38%, 2/01/16		2,675	2,688,375
8.50%, 6/15/19		800	812,000

			13,495,498

Industrial Conglomerates — 1.7%
Sequa Corp. (b):
11.75%, 12/01/15		2,850	3,042,375
13.50%, 12/01/15 (d)		4,023	4,364,787

			7,407,162

Machinery — 1.1%
ESCO Corp., 4.17%, 12/15/13 (a)(b)		3,070	3,073,837
Navistar International Corp., 8.25%, 11/01/21		1,780	1,909,050

			4,982,887

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Media — 5.3%
CCO Holdings LLC, 7.88%, 4/30/18 (b)	USD	2,075	$2,147,625
CSC Holdings, Inc., 8.50%, 4/15/14		680	745,450
Checkout Holding Corp., 10.99%, 11/15/15 (b)(f)		1,425	862,125
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		639	677,340
Series B, 9.25%, 12/15/17		5,422	5,787,985
DISH DBS Corp., 7.00%, 10/01/13		3,000	3,195,000
Interactive Data Corp., 10.25%, 8/01/18 (b)		1,715	1,852,200
The McClatchy Co., 11.50%, 2/15/17		205	214,738
Nielsen Finance LLC, 11.63%, 2/01/14		1,925	2,194,500
ProQuest LLC, 9.00%, 10/15/18 (b)		415	427,450
Regal Entertainment Group, 9.13%, 8/15/18		555	585,525
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		895	895,000
UPC Germany GmbH, 8.13%, 12/01/17 (b)		3,000	3,120,000
Ziggo Finance BV, 6.13%, 11/15/17 (b)	EUR	655	828,963

			23,533,901

Metals & Mining — 1.5%
Drummond Co., Inc., 9.00%, 10/15/14 (b)	USD	1,056	1,114,080
FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/15 (b)		2,070	2,095,890
RathGibson, Inc., 11.25%, 2/15/14 (c)(e)		4,440	22,200
Ryerson, Inc., 7.66%, 11/01/14 (a)		3,595	3,352,337

			6,584,507

Multiline Retail — 0.5%
Dollar General Corp., 11.88%, 7/15/17 (d)		1,775	2,059,000

Oil, Gas & Consumable Fuels — 4.6%
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		1,440	1,886,400
10.75%, 2/01/18		135	164,531
Chesapeake Energy Corp., 6.63%, 8/15/20		2,645	2,664,837
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		490	521,850
Consol Energy, Inc., 8.25%, 4/01/20 (b)		1,750	1,894,375
Crosstex Energy LP, 8.88%, 2/15/18		100	104,250
Denbury Resources, Inc.:
9.75%, 3/01/16		925	1,024,438
8.25%, 2/15/20		670	730,300
El Paso Corp., 7.00%, 6/15/17		1,575	1,659,486
Energy Transfer Equity LP, 7.50%, 10/15/20		1,065	1,102,275

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Forest Oil Corp., 8.50%, 2/15/14	USD	470	$509,950
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		660	676,500
Linn Energy LLC (b):
8.63%, 4/15/20		700	742,000
7.75%, 2/01/21		815	827,225
Massey Energy Co., 6.88%, 12/15/13		1,300	1,309,750
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)		700	735,000
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		1,850	1,840,750
Petrohawk Energy Corp., 7.25%, 8/15/18		855	852,863
Titan Petrochemicals Group Ltd., 8.50%, 3/18/12 (b)		1,760	1,144,000

			20,390,780

Paper & Forest Products — 2.7%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(d)		4,312	3,858,979
Clearwater Paper Corp., 10.63%, 6/15/16		640	734,400
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,950	3,259,750
NewPage Corp., 11.38%, 12/31/14		2,740	2,479,700
Verso Paper Holdings LLC:
11.50%, 7/01/14		550	596,750
Series B, 4.04%, 8/01/14 (a)		890	792,100

			11,721,679

Pharmaceuticals — 0.5%
Angiotech Pharmaceuticals, Inc., 4.05%, 12/01/13 (a)		1,335	1,091,362
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	564	483,184
Valeant Pharmaceuticals International (b):
6.75%, 10/01/17	USD	315	311,063
7.00%, 10/01/20		400	390,000

			2,275,609

Professional Services — 0.1%
FTI Consulting, Inc., 6.75%, 10/01/20 (b)		560	565,600

Real Estate Investment Trusts (REITs) — 0.3%
Omega Healthcare Investors, Inc.:
7.50%, 2/15/20		1,010	1,052,925
6.75%, 10/15/22 (b)		450	448,875

			1,501,800

Road & Rail — 0.1%
The Hertz Corp., 7.50%, 10/15/18 (b)		510	515,100

Specialty Retail — 0.3%
United Auto Group, Inc., 7.75%, 12/15/16		1,275	1,252,688

Textiles, Apparel & Luxury Goods — 0.3%
Phillips-Van Heusen Corp.:
7.38%, 5/15/20		925	992,062

4	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Textiles, Apparel & Luxury Goods (concluded)
Phillips-Van Heusen Corp. (concluded):
7.75%, 11/15/23	USD	410	$447,234

			1,439,296

Wireless Telecommunication Services — 2.5%
Cricket Communications, Inc., 7.75%, 5/15/16		3,050	3,118,625
Digicel Group Ltd. (b):
9.13%, 1/15/15		3,948	3,987,480
8.25%, 9/01/17		300	315,000
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		2,275	2,272,156
Sprint Capital Corp.:
8.38%, 3/15/12		625	657,813
6.88%, 11/15/28		850	722,500

			11,073,574

Total Corporate Bonds – 54.0%			238,457,360

Floating Rate Loan Interests (a)

Aerospace & Defense — 0.4%
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked Deposit, 0.19%, 3/26/14		119	100,846
Term Loan, 2.26% - 2.29%, 3/26/14		2,071	1,756,678

			1,857,524

Airlines — 0.4%
Delta Air Lines, Inc., Credit-Linked Deposit Loan, 2.29%, 4/30/12		1,940	1,891,500

Auto Components — 1.3%
Allison Transmission, Inc., Term Loan, 3.01% - 3.04%, 8/07/14		3,930	3,792,065
Dana Holding Corp., Term Advance, 4.51% - 4.54%, 1/30/15		328	328,076
Global Autocare, Term Loan B, 6.00%, 11/02/16		1,560	1,560,975

			5,681,116

Automobiles — 0.7%
Ford Motor Co.:
Tranche B-1 Term Loan, 3.01% - 3.05%, 12/15/13		2,923	2,891,965
Tranche B-2 Term Loan, 3.01% - 3.05%, 12/15/13		315	311,140

			3,203,105

Biotechnology — 0.3%
Grifols SA, Term Loan B, 6.00%, 10/01/16		1,405	1,417,294

Building Products — 1.3%
Goodman Global, Inc.:
Term Loan (Second Lien), 9.00%, 10/13/17		1,200	1,227,300
Term Loan B, 5.75%, 10/13/16		3,250	3,271,450

Floating Rate Loan Interests (a)	Par (000)		Value

Building Products (concluded)
Momentive Performance Materials (Blitz 06-103 GmbH), Tranche B-2 Term Loan, 3.05%, 12/04/13	EUR	1,072	$1,313,494

			5,812,244

Capital Markets — 0.4%
Nuveen Investments, Inc., Term Loan (First Lien), 3.29%, 11/13/14	USD	1,925	1,793,548

Chemicals — 4.3%
Arizona Chemical, Term Loan B, 6.75%, 11/18/16		1,200	1,206,750
CF Industries, Inc., Term Loan B-1, 4.50%, 4/05/15		786	788,223
Chemtura Corp., Exit Term Loan, 5.50%, 8/16/16		1,300	1,307,583
Gentek Holding, LLC, Term Loan B, 6.75%, 9/30/15		2,575	2,607,187
Lyondell Chemical Co., Exit Term Loan, 5.50%, 4/08/16		675	675,697
MacDermid, Inc., Tranche C Term Loan, 3.01%, 12/15/13	EUR	694	832,708
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan (First Lien), 3.51% - 3.54%, 7/30/14	USD	2,932	2,787,337
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 5/15/14		1,340	1,343,735
Solutia, Inc., Term Loan, 4.50%, 3/17/17		1,649	1,654,323
Styron Sarl, Term Loan, 7.50%, 6/17/16		1,580	1,599,750
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 12/24/15		3,965	3,981,534

			18,784,827

Commercial Banks — 0.4%
CIT Group, Inc., Tranche 3 Term Loan, 6.25%, 1/20/12		1,950	1,979,819

Commercial Services & Supplies — 3.2%
ARAMARK Corp.:
Letter of Credit - 1 Facility, 0.10%, 1/26/14		55	54,251
Letter of Credit - 2 Facility, 0.10%, 7/26/16		29	28,679
US Term Loan, 2.16%, 1/26/14		684	673,456
US Term Loan B, 3.54%, 7/26/16		438	436,082
AWAS Finance Luxembourg Sarl, Term Loan B, 7.75%, 6/10/16		2,250	2,291,249
Altegrity, Inc., Incremental Term Loan, 7.75%, 2/21/15		2,992	2,999,981
Casella Waste Systems, Inc., Term Loan B, 7.00%, 4/09/14		385	387,532
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		975	989,799
International Lease Finance Corp., Term Loan 1, 6.75%, 3/17/15		2,800	2,836,000
Quad/Graphics, Inc., Term Loan, 5.50%, 4/20/16		948	926,699

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value

Commercial Services & Supplies (concluded)
Synagro Technologies, Inc., Term Loan (First Lien), 2.26%, 4/02/14	USD	984	$866,962
Volume Services America, Inc. (Centerplate), Term Loan B, 10.75%, 8/24/16		1,800	1,795,500

			14,286,190

Communications Equipment — 0.3%
Avaya, Inc., Term Loan B, 3.04%, 10/24/14		1,545	1,401,605

Construction & Engineering — 0.6%
Safway Services, LLC, First Out Tranche Loan, 9.00%, 12/18/17		2,750	2,750,000

Construction Materials — 0.2%
Fairmount Minerals Ltd., Term Loan B, 6.25% - 6.75%, 8/05/16		675	683,719

Consumer Finance — 1.1%
AGFS Funding Co., Term Loan, 7.25%, 4/21/15		5,000	5,036,720

Containers & Packaging — 0.5%
Berry Plastics Holding Corp., Term Loan C, 2.27% - 2.28%, 4/03/15		342	320,932
Graham Packaging Co., LP, Term Loan D, 6.00%, 9/16/16		1,700	1,713,812

			2,034,744

Diversified Consumer Services — 2.6%
Coinmach Service Corp., Term Loan, 3.28%, 11/14/14		4,571	3,985,545
Laureate Education:
Delay Draw Term Loan, 3.54%, 8/15/14		71	66,635
Series A New Term Loan, 7.00%, 8/15/14		4,286	4,261,746
Term Loan B, 3.54%, 8/17/14		474	445,120
ServiceMaster Co.:
Closing Date Term Loan, 2.76% - 2.80%, 7/24/14		2,528	2,389,573
Delayed Draw Term Loan, 2.76%, 7/24/14		410	388,013

			11,536,632

Diversified Financial Services — 1.4%
Reynolds Group Holdings, Inc.:
Incremental US Term Loan, 6.25%, 5/05/16		1,391	1,399,365
Term Loan D, 6.50%, 5/01/16		1,600	1,610,667
US Term Loan, 6.75%, 5/05/16		1,185	1,193,935
Whitelabel IV SA:
Term Loan B1, 6.75%, 8/11/17	EUR	565	733,659

Floating Rate Loan Interests (a)	Par (000)		Value

Diversified Financial Services (concluded)
Whitelabel IV SA (concluded):
Term Loan B2, 6.75%, 8/11/17	EUR	935	$1,214,108

			6,151,734

Diversified Telecommunication Services — 1.7%
Hawaiian Telcom Communications, Inc., Term Loan, 9.00%, 10/28/15	USD	3,418	3,437,330
Level 3 Communications, Incremental Term Loan, 2.54%, 3/13/14		3,250	3,017,856
Wind Telecomunicazioni SpA:
Term Loan Facility B2, 3.47%, 5/26/14		569	565,699
Term Loan Facility C2, 3.47%, 5/24/13		569	565,700

			7,586,585

Electric Utilities — 0.7%
New Development Holdings LLC, Term Loan, 7.00%, 7/03/17		2,992	3,040,021

Electrical Equipment — 0.1%
Generac Acquisition Corp., Term Loan (First Lien), 2.75% - 2.79%, 11/10/13		343	330,383

Electronic Equipment, Instruments & Components — 0.7%
CDW LLC (FKA CDW Corp.), Term Loan, 4.25%, 10/10/14		2,559	2,463,709
Flextronics International Ltd., Closing Date Loan B, 2.50%, 10/01/12		534	528,122

			2,991,831

Energy Equipment & Services — 0.4%
MEG Energy Corp., Tranche D Term Loan, 6.00%, 4/03/16		1,907	1,908,477

Food & Staples Retailing — 1.5%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 3.56%, 7/09/15	GBP	1,700	2,364,967
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 5.25%, 6/30/16	USD	2,151	2,175,579
U.S. Foodservice, Inc., Term Loan B, 2.75% - 2.76%, 7/03/14		2,365	2,141,311

			6,681,857

Food Products — 2.9%
Advance Pierre Foods, Term Loan (Second Lien):
7.50%, 9/29/16		2,900	2,873,416
11.25%, 9/29/17		1,800	1,813,500
Dole Food Co., Inc., Tranche B-1 Term Loan, 5.00% - 5.50%, 3/02/17		795	797,895
Green Mountain Coffee, Inc., Term Loan B, 6.00%, 11/09/16		1,200	1,206,750

6	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value

Food Products (concluded)
Michael Foods Group, Inc. (FKA M-Foods Holdings, Inc.), Term Loan B, 6.25%, 6/29/16	USD	998	$1,006,540
Pilgrim’s Pride Corp., Term Loan A, 5.29%, 12/01/12		1,430	1,387,100
Pinnacle Foods Finance LLC, Tranche D Term Loan, 6.00%, 4/02/14		1,803	1,823,125
Solvest Ltd. (Dole), Tranche C-1 Term Loan, 5.00% - 5.50%, 3/02/17		1,974	1,980,636

			12,888,962

Health Care Equipment & Supplies — 0.4%
DJO Finance LLC (FKA ReAble Therapeutics Finance LLC), Term Loan, 3.26%, 5/20/14		1,727	1,688,171

Health Care Providers & Services — 4.6%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.54%, 7/25/14		195	190,360
Term Loan Facility, 2.51% - 2.54%, 7/25/14		3,822	3,782,663
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		2,000	2,005,000
Gentiva Health Services, Inc., Term Loan B, 6.75%, 8/12/16		150	151,000
HCA, Inc.:
Tranche A-1 Term Loan, 1.54%, 11/16/12		4,494	4,393,463
Tranche B-1 Term Loan, 2.54%, 11/18/13		245	239,794
Harden Healthcare, Inc.:
Add-on Term Loan, 7.75%, 3/02/15		2,584	2,532,075
Tranche A Term Loan, 8.50%, 2/22/15		769	753,887
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 7/31/16		3,482	3,499,284
Renal Advantage Holdings, Inc., Tranche B Term Loan, 6.00%, 6/03/16		1,097	1,098,622
Vanguard Health Holding Co. II, LLC (Vanguard Health Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		1,840	1,846,271

			20,492,419

Health Care Technology — 1.0%
IMS Health, Inc., Tranche B Dollar Term Loan, 5.25%, 2/26/16		2,721	2,744,526
MedAssets, Inc., Term Loan B, 5.25%, 11/15/16		1,600	1,607,000

			4,351,526

Hotels, Restaurants & Leisure — 4.4%
Blackstone UTP Capital LLC, Loan, 7.75%, 11/06/14		2,481	2,506,062

Floating Rate Loan Interests (a)	Par (000)		Value

Hotels, Restaurants & Leisure (concluded)
Dunkin’ Finance Corp., Term Loan B, 5.75%, 11/09/17	USD	2,900	$2,926,668
Harrah’s Operating Co., Inc.:
Term Loan B-1, 3.29%, 1/28/15		449	391,392
Term Loan B-3, 3.29%, 1/28/15		3,024	2,639,167
Term Loan B-4, 9.50%, 10/31/16		2,233	2,305,981
SW Acquisitions Co., Inc., Term Loan, 5.75%, 6/01/16		2,631	2,645,920
Six Flags Theme Parks, Inc., Tranche B Term Loan (First Lien), 6.00%, 6/30/16		3,386	3,400,722
Travelport LLC (FKA Travelport, Inc.), Delayed Draw Term Loan, 2.79%, 8/23/13		500	483,310
VML US Finance LLC (FKA Venetian Macau):
New Project Term Loan, 4.80%, 5/27/13		824	824,327
Term B Delayed Draw Project Loan, 4.80%, 5/25/12		1,054	1,053,552
Term B Funded Project Loan, 4.80%, 5/27/13		183	182,434

			19,359,535

Household Durables — 0.4%
Visant Corp. (FKA Jostens), Term Loan B, 7.00%, 12/20/16		1,900	1,915,437

IT Services — 3.2%
Ceridian Corp., US Term Loan, 3.25% - 3.27%, 11/09/14		3,085	2,903,911
EVERTEC, Inc., Term Loan B, 7.00%, 8/20/16		1,150	1,144,250
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.00%, 9/24/14		1,625	1,462,500
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14		3,043	2,738,426
Initial Tranche B-3 Term Loan, 3.00%, 9/24/14		1,371	1,236,451
SunGard Data Systems, Inc. (Solar Capital Corp.), Incremental Term Loan, 6.75%, 2/28/14		348	348,659
TransUnion Corp., Term Loan B, 6.75%, 6/15/17		4,239	4,282,829

			14,117,026

Independent Power Producers & Energy Traders — 0.5%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility, 4.01%, 4/02/13		327	318,909
Tranche B Term Loan, 4.01%, 4/02/13		26	25,475
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan, 3.75% - 3.79%, 10/10/14		2,166	1,672,516

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value

Independent Power Producers & Energy Traders (concluded)
Texas Competitive Electric Holdings Co., LLC (TXU) (concluded):
Initial Tranche B-3 Term Loan, 3.75% - 3.79%, 10/10/14	USD	196	$150,815

			2,167,715

Industrial Conglomerates — 0.9%
Sequa Corp., Term Loan, 3.54% - 3.55%, 12/03/14		1,393	1,321,195
Tomkins Plc, Term Loan B, 6.25%, 9/16/16		2,500	2,527,345

			3,848,540

Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan, 3.29%, 8/21/14		581	563,671

Internet & Catalog Retail — 0.2%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		1,096	1,097,569

Media — 9.1%
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/09/16		995	987,953
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.54%, 7/03/14		1,250	1,152,031
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,270	1,272,731
Charter Communications Operating, LLC:
Term Loan B1, 7.25%, 3/06/14		1,486	1,540,682
Term Loan C, 3.54%, 9/06/16		3,693	3,611,475
EB Sports Corp., Loan, 11.50%, 5/01/12		1,551	1,519,750
Ellis Communications KDOC, LLC, Loan, 10.00%, 12/30/11		6,303	2,363,533
Getty Images, Inc., Term Loan B, 5.25%, 10/29/16		2,800	2,821,700
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.75%, 6/12/14		2,421	2,236,730
Hanley-Wood, LLC (FSC Acquisition), Term Loan, 2.56%, 3/10/14		740	327,293
Interactive Data Corp., Term Loan, 6.75%, 1/29/17		1,297	1,314,029
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 3.52%, 6/30/15	EUR	337	351,616
Facility C1, 3.77%, 6/30/16		674	703,233
Mediacom Illinois, LLC (FKA Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17	USD	990	980,100
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		4,250	4,505,000
Sinclair Television Group, Inc., New Tranche B Term Loan, 5.50%, 10/29/15		1,587	1,607,121
Springer Science+Business Media SA, Facility A1, 6.75%, 7/01/16	EUR	1,900	2,450,869

Floating Rate Loan Interests (a)	Par (000)		Value

Media (concluded)
Sunshine Acquisition Ltd. (FKA HIT Entertainment), Term Facility, 5.54%, 6/01/12	USD	1,432	$1,385,759
TWCC Holdings Corp., Replacement Term Loans, 5.00%, 9/14/15		1,917	1,925,938
UPC Financing Partnership, Facility U, 4.85%, 12/31/17	EUR	1,600	1,943,822
Univision Communications, Inc., Exit Term Loan, 4.51%, 3/31/17		1,950	1,816,191
Virgin Media Investment Holdings Ltd., Facility B, 4.78%, 12/31/15	GBP	1,250	1,922,791
Yell Group Plc/Yell Finance (UK) Ltd., Facility A3, 2.76%, 8/09/11	USD	1,266	1,227,656

			39,968,003

Metals & Mining — 0.5%
Euramax International, Inc., Domestic Term Loan:
10.00%, 6/29/13		1,286	1,222,113
14.00%, 6/29/13		1,219	1,157,962

			2,380,075

Multi-Utilities — 0.1%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.):
Synthetic Letter of Credit, 0.16%, 11/01/13		9	8,218
Term B Advance (First Lien), 2.81%, 11/01/13		466	447,142

			455,360

Multiline Retail — 1.6%
Dollar General Corp., Tranche B-2 Term Loan, 3.00% - 3.01%, 7/07/14		1,439	1,430,952
Hema Holding BV:
Facility B, 2.85%, 7/06/15	EUR	369	458,666
Facility C, 3.60%, 7/05/16		369	458,667
Facility D, 5.85%, 1/01/17		2,900	3,613,754
The Neiman Marcus Group, Inc., Term Loan B, 4.30%, 4/06/16	USD	961	940,993

			6,903,032

Oil, Gas & Consumable Fuels — 2.2%
Big West Oil, LLC, Term Loan, 12.00%, 7/23/15		1,187	1,209,766
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15		4,043	4,123,860
Turbo Beta Ltd., Dollar Facility, 14.25%, 3/15/18		6,226	4,358,350

			9,691,976

Paper & Forest Products — 0.8%
Georgia-Pacific LLC, Term Loan B, 2.29%, 12/23/12		156	155,893
Verso Paper Finance Holdings LLC, 7.29%, 2/01/13 (d)		4,278	3,422,670

			3,578,563

8	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value

Personal Products — 0.4%
NBTY, Inc., Term Loan B, 6.25%, 9/20/17	USD	1,700	$1,719,113

Pharmaceuticals — 0.7%
Warner Chilcott Co., LLC, Term Loan A, 6.00%, 10/30/14		689	688,497
Warner Chilcott Corp.:
Additional Term Loan, 6.25%, 4/30/15		674	677,901
Term Loan B-1, 6.25%, 4/30/15		269	270,392
Term Loan B-2, 6.25%, 4/30/15		444	446,813
Term Loan B-3, 6.50%, 2/20/16		672	677,581
Term Loan B-4, 6.50%, 2/20/16		223	225,120

			2,986,304

Professional Services — 0.9%
Booz Allen Hamilton, Inc., Tranche C Term Loan, 6.00%, 7/31/15		1,737	1,740,783
Fifth Third Processing Solutions, LLC, Term Loan B, 5.50%, 10/21/16		2,100	2,106,825

			3,847,608

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan (Second Lien), 1.75%, 6/28/11		400	382,778

Real Estate Management & Development — 1.7%
Enclave, Term Loan (First Lien), 6.14%, 3/01/12 (c)(e)		4,000	1
Realogy Corp.:
Delayed Draw Term Loan B, 3.25% - 3.29%, 10/10/13		1,464	1,344,041
Initial Term Loan B, 3.29%, 10/10/13		4,407	4,046,359
Synthetic Letter of Credit, 0.11%, 10/10/13		601	551,556
Term Loan (Second Lien), 13.50%, 10/15/17		1,500	1,625,625

			7,567,582

Semiconductors & Semiconductor Equipment — 0.5%
Freescale Semiconductor, Inc., Extended Maturity Term Loan, 4.50%, 12/01/16		738	693,362
Microsemi Corp., Term Loan B, 5.00%, 10/25/17		1,300	1,310,833

			2,004,195

Software — 0.3%
Telcordia Technologies, Inc., Term Loan, 6.75%, 4/30/16		1,095	1,100,315

Specialty Retail — 1.9%
Burlington Coat Factory Warehouse Corp., Term Loan, 2.51% - 2.52%, 5/28/13		680	660,280
Gymboree Corp., Term Loan B, 5.50%, 11/09/17		1,500	1,505,894

Floating Rate Loan Interests (a)	Par (000)		Value

Specialty Retail (concluded)
Michaels Stores, Inc.:
Term Loan B-1, 2.56%, 10/31/13	USD	1,384	$1,333,870
Term Loan B-2, 4.81%, 7/31/16		543	537,385
Petco Animal Supplies, Inc., Term Loan B, 6.00%, 8/18/17		2,800	2,804,900
Toys ‘R’ US, Inc., Term Loan B, 6.00%, 8/17/16		1,736	1,745,878

			8,588,207

Textiles, Apparel & Luxury Goods — 0.3%
Philips Van Huesen Corp., US Tranche B Term Loan, 4.75%, 5/06/16		1,325	1,339,523

Wireless Telecommunication Services — 1.9%
Cavtel Holdings, LLC, Term Loan, 11.50%, 12/31/12		825	827,543
Digicel International Finance Ltd., US Term Loan (Non-Rollover), 2.81%, 3/30/12		875	849,107
MetroPCS Wireless, Inc., Tranche B-2 Term Loan, 3.81%, 11/03/16		906	904,382
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 7/30/15		5,500	5,582,500

			8,163,532

Total Floating Rate Loan Interests – 66.1%			292,008,212

Other Interests (h)	Beneficial Interest (000)

Airlines — 0.1%
Delta Air Lines, Inc. Default Escrow:
8.33%		5,505	130,468
10%		4,200	99,540

			230,008

Auto Components — 0.0%
Intermet Liquidating Trust, Class A		833	250

Diversified Financial Services — 0.3%
J.G. Wentworth LLC Preferred Equity Interests (i)		1	1,190,710

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		1,440	144

Household Durables — 0.3%
Stanley Martin, Class B Membership Units (i)		2	1,219,500

Media — 0.0%
Adelphia Escrow		7,500	750
Adelphia Preferred Escrow		5	1
Adelphia Recovery Trust		9,406	37,624

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Other Interests (h)	Beneficial Interest (000)		Value

Media (concluded)
Adelphia Recovery Trust, Series ACC-6B INT	USD	500	$50

			38,425

Metals & Mining — 0.3%
RathGibson Acquisition Corp., LLC (i)		280	1,488,924

Specialty Retail — 0.0%
Movie Gallery, Inc. Default Escrow		21,700	217

Total Other Interests – 1.0%			4,168,178

Warrants (j)	Shares

Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)		126,761	1

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)		1,216	12

Media — 0.0%
Charter Communications, Inc. (Expires 11/30/14)		12,661	56,975

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (No Expiration)		4	—

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		1,247	13
HMH Holdings/EduMedia (Expires 3/09/17)		24,924	—

			13

Total Warrants – 0.0%			57,001

Total Long-Term Investments (Cost – $617,892,127) – 124.2%			548,329,556

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (k)(l)		2,405,698	2,405,698

Total Short-Term Securities (Cost – $2,405,698) – 0.5%			2,405,698

Total Investments (Cost – $620,297,825*) – 124.7%			550,735,254
Liabilities in Excess of Other Assets – (24.7)%			(109,176,854)

Net Assets – 100.0%			$441,558,400

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$619,748,188

Gross unrealized appreciation	$21,930,205
Gross unrealized depreciation	(90,943,139)

Net unrealized depreciation	$(69,012,934)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Convertible security.

(h)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(i)	The investment is held by a wholly-owned taxable subsidiary of the Fund.

(j)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2010	Net Activity	Shares Held at November 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,319,723	1,085,975	2,405,698	$4,921

(l)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

•	Foreign currency exchange contracts as of November 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	741,100	USD	726,787	Citibank NA	1/19/11	$(5,600)
USD	2,718,254	CAD	2,740,000	Citibank NA	1/19/11	51,873
USD	3,942,496	GBP	2,482,000	Citibank NA	1/19/11	83,185
EUR	1,115,000	USD	1,500,576	Citibank NA	1/28/11	(53,570)
USD	1,784,379	EUR	1,317,000	Citibank NA	1/28/11	75,225
USD	25,516,537	EUR	18,636,500	Deutsche Bank AG	1/28/11	1,330,775

Total						$1,481,888

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation

K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	December 2011	USD	855	$11,653
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	September 2013	USD	250	9,498

Total						$21,151

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

BAA Ferrovial, Junior Term Loan	2.00%	Deutsche Bank AG	March 2012	A-	GBP	900	$(1,660)

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2010	11

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	—	$4,740,950	$4,740,950
Common Stocks	$3,644,649	$4,306,696	946,510	8,897,855
Corporate Bonds	—	228,385,887	10,071,473	238,457,360
Floating Rate Loan Interests	—	221,325,907	70,682,305	292,008,212
Other Interests	—	230,008	3,938,170	4,168,178
Warrants	56,975	—	26	57,001
Short-Term Securities	2,405,698	—	—	2,405,698
Liabilities:
Unfunded Loan Commitments	—	—	(18,706)	(18,706)

Total	$6,107,322	$454,248,498	$90,360,728	$550,716,548

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts		$21,151		$21,151
Foreign currency exchange contracts	—	1,541,058	—	1,541,058
Liabilities:
Credit contracts			$(1,660)	(1,660)
Foreign currency exchange contracts	—	(59,170)	—	(59,170)

Total	—	$1,503,039	$(1,660)	$1,501,379

[1]

Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests

Assets/Liabilities:
Balance, as of February 28, 2010	—	$311,675	$11,805,208	$58,483,045
Accrued discounts/premiums	—	—	369,389	364,374
Realized gain (loss)	—	—	214,567	(6,026,025)

Change in unrealized appreciation/ depreciation[2]	—	713,481	835,351	9,466,377
Purchases	—	—	23,853	1,601,073
Sales	—	—	(3,126,054)	(35,055,108)
Transfers in3	$4,740,950	815,918	—	49,298,880
Transfers out[3]	—	(894,564)	(50,841)	(7,450,311)

Balance, as of November 30, 2010	$4,740,950	$946,510	$10,071,473	$70,682,305

12	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Debt Strategies Fund, Inc. (DSU)

	Other Interests	Warrants	Unfunded Loan Commitments	Total

Assets/Liabilities:

Balance, as of February 28, 2010	$2,253,500	$31,175	—	$72,884,603
Accrued discounts/premiums	—	—	—	733,763
Realized gain (loss)	364,537	(79,953)	—	(5,526,874)

Change in unrealized appreciation/ depreciation[2]	(838,734)	48,792	$(18,706)	10,206,561
Purchases	—	—	—	1,624,926
Sales	(520,767)	—	—	(38,701,929)
Transfers in3	2,679,634	12	—	57,535,394
Transfers out[3]	—	—	—	(8,395,716)

Balance, as of November 30, 2010	$3,938,170	$26	$(18,706)	$90,360,728

[2]	The change in the unrealized appreciation/depreciation on the securities still held on November 30, 2010 was $2,499,920.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts

Balance, as of February 28, 2010	$(94,696)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[4]	93,036
Purchases	—
Sales	—
Transfers in5	—
Transfers out[5]	—

Balance, as of November 30, 2010	$(1,660)

[4]	The change in the unrealized appreciation/depreciation on the securities still held on November 30, 2010 was $93,036.

[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2010	13

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 26, 2011